Equity - Transactions related to capital reduction (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Repurchase Program [Line Items]
Amount paid		€ 60
Cancellation of treasury shares	€ 0	€ 0	€ 0
Capital reduction program
Share Repurchase Program [Line Items]
Number of treasury shares acquired (in shares)	0	4,437,164	12,964,445
Average market price (in EUR per share)		€ 37.56	€ 37.25
Amount paid		€ 167	€ 483
Cancellation of treasury shares (in shares)	0	4,437,164	15,134,054
Cancellation of treasury shares		€ 167	€ 566
Total shares in treasury at year-end (in shares)	0	0	0
Total cost	€ 0	€ 0	€ 0